5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison claims (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of Morrison claims

Continuity of exploration costs

Morrison claims, Canada	2023	2022	2021

Balance, beginning of year	$-	$24,880,659	$24,880,659

Exploration and evaluation costs
Additions
Staking and recording	178,706	88,020	-
Environmental
Geological and geophysical	-	2,300	-
Sub-contracts and labour	3,323	-	-
Supplies and general	100	-	-
Travel	327	-	-
Scoping/Feasibility study
Sub-contracts and labour	-	24,211	-
Sub-contracts and labour-related parties	-	4,500	-
Travel	-	4,726	-

Total exploration and evaluation costs for the year	182,456	123,757	-

Impairment allowance	-	(25,004,416)	-

Balance, end of year	$182,456	$-	$24,880,659